Financial risk and capital management Management (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial risk and capital management [Abstract]
Investments in financial assets included in cash and cash equivalents exposed to credit or counterparty risk	€ 2,038	€ 1,945
Increase decrease in investments in financial assets included in cash and cash equivalents exposed to credit or counterparty risk	93
Non current financial assets exposed to credit or counterparty risk	624	1,297
Increase decrease in non current financial assets exposed to credit or counterparty risk	(673)
Net financial derivatives assets exposed to credit or counterparty risk	338	241
Increase decrease in net financial derivatives assets exposed to credit or counterparty risk	97
Trade and other receivables exposed to credit or counterparty risk	2,249	€ 2,223
Increase decrease in trade and other receivables exposed to credit or counterparty risk	€ 26